INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS
Disclosure of detailed information about financial instruments [text block]

	2018	2017
	$ million	$ million
At 1 January	21	25
Additions	4	8
Fair value remeasurement[1]	9	(10)
Impairment	–	(2)
At 31 December	34	21